Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions

(6.) PARTY-IN-INTEREST TRANSACTIONS

Transactions in shares of the Company’s common stock qualify as party-in-interest transactions under the provisions of ERISA. During the years ended December 31, 2025 and 2024, the Plan made purchases of approximately $141,000 and $213,000 and sales of approximately $264,000 and $260,000, respectively, of the Company’s common stock. The Plan’s investment in the Company’s common stock represents approximately 2.7% and 2.8% of the net assets available for benefits at December 31, 2025 and 2024, respectively. Notes receivable from participants, totaling $769,666 and $751,061 at December 31, 2025 and 2024, respectively, are also considered party-in-interest transactions.

The Plan invests in various mutual funds and a common/collective trust that are managed by Vanguard, custodian, trustee and recordkeeper of the Plan. Transactions in such investments qualify as party-in-interest transactions.